INVESTMENTS - Carrying Value and Fair Value of HTM Debt Securities by Contractual Maturity Dates (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount;
Carrying value	$ 45,667	$ 36,215
Held-to-maturity Securities, Debt Maturities, Fair Value;
Fair value	45,555	36,511
Mortgage-backed securities
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount;
Due within 1 year, carrying value	0	0
After 1 but within 5 years, carrying value	760	172
After 5 but within 10 years, carrying value	54	660
After 10 years, carrying value	23,830	18,701
Carrying value	24,644	19,533
Held-to-maturity Securities, Debt Maturities, Fair Value;
Due within 1 year, fair value	0	0
After 1 but within 5 years, fair value	766	172
After 5 but within 10 years, fair value	55	663
After 10 years, fair value	23,810	18,818
Fair value	24,631	19,653
State and municipal securities
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount;
Due within 1 year, carrying value	406	309
After 1 but within 5 years, carrying value	112	336
After 5 but within 10 years, carrying value	363	262
After 10 years, carrying value	7,702	7,236
Carrying value	8,583	8,143
Held-to-maturity Securities, Debt Maturities, Fair Value;
Due within 1 year, fair value	406	305
After 1 but within 5 years, fair value	110	335
After 5 but within 10 years, fair value	367	270
After 10 years, fair value	7,591	7,391
Fair value	8,474	8,301
Foreign government
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount;
Due within 1 year, carrying value	824	0
After 1 but within 5 years, carrying value	515	4,068
After 5 but within 10 years, carrying value	0	0
After 10 years, carrying value	0	0
Carrying value	1,339	4,068
Held-to-maturity Securities, Debt Maturities, Fair Value;
Due within 1 year, fair value	818	0
After 1 but within 5 years, fair value	495	4,093
After 5 but within 10 years, fair value	0	0
After 10 years, fair value	0	0
Fair value	1,313	4,093
All other
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount;
Due within 1 year, carrying value	0	0
After 1 but within 5 years, carrying value	0	0
After 5 but within 10 years, carrying value	513	0
After 10 years, carrying value	10,588	4,471
Carrying value	11,101	4,471
Held-to-maturity Securities, Debt Maturities, Fair Value;
Due within 1 year, fair value	0	0
After 1 but within 5 years, fair value	0	0
After 5 but within 10 years, fair value	514	0
After 10 years, fair value	10,623	4,464
Fair value	$ 11,137	$ 4,464